Equity-based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 02, 2014	Nov. 03, 2013	Nov. 02, 2014	Nov. 03, 2013	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012	Oct. 09, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense related to stock option	$ 1,361	$ 287	$ 1,864	$ 909	$ 1,207	$ 1,099	$ 1,038
Estimated fair value at the grant date					$ 8.81
Unrecognized expense related to stock option plan	4,009		4,009		1,504
Unrecognized expense, weighted average years			3 years 10 months 24 days		1 year 7 months 6 days
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase common stock,issuance price per share								$ 16.00
Performance Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense related to stock option	859
Addditional share based compensation expense	221
Performance Based Options [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense related to stock option			$ 64
2014 Stock Incentive Plan [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock available for issuance	3,100,000		3,100,000
Options to purchase common stock, granted	444,969
Options to purchase common stock,issuance price per share	$ 16		$ 16
Expected volatility	51.29%
Expected dividend yield	0.00%
Expected weighted-average term	6 years 9 months
Risk-free interest rate	1.96%
Estimated fair value at the grant date	$ 16
2014 Stock Incentive Plan [Member] | IPO [Member] | Vesting Period 3 Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Vesting percentage	50.00%
2014 Stock Incentive Plan [Member] | IPO [Member] | Vesting Period 4 Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Vesting percentage	50.00%